Shareholders' Equity - Movements of Exchange Differences on Translating the Foreign Operations Reserve (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
At beginning of period	¥ 11,887,283	¥ 11,042,099	¥ 11,020,850
Gains (losses) arising during the period, before tax	(75,409)	(24,063)	(219,904)
Reclassification adjustments for (gains) losses included in net profit, before tax	49	(4)	8
Share of other comprehensive income (loss) of associates and joint ventures	7,827	(21,140)	(14,362)
At end of period	12,495,799	11,887,283	11,042,099
Exchange differences on translating foreign operations [member]
At beginning of period	181,374	216,336	404,132
Gains (losses) arising during the period, before tax	(75,409)	(24,063)	(219,904)
Income tax (expense) benefit for changes arising during the period	3,152	2,544	19,027
Reclassification adjustments for (gains) losses included in net profit, before tax	49	(4)	8
Income tax (expense) benefit for reclassification adjustments	(15)	1	(3)
Amount attributable to non-controlling interests	9,014	6,102	26,687
Share of other comprehensive income (loss) of associates and joint ventures	7,822	(19,542)	(13,611)
At end of period	¥ 125,987	¥ 181,374	¥ 216,336